Convertible Debt (Details) - Successor [Member] - USD ($) $ in Thousands	Jun. 30, 2024	May 22, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Principal amount	$ 3,885		$ 3,885
Less: Unamortized original issue discount	399		834
Unamortized debt issuance cost	7		14
Add: Accrued interest payable	216		$ 16
Convertible Debt [Member]
Debt Instrument [Line Items]
Principal amount	2,625	$ 2,650
Less: Unamortized original issue discount	122
Unamortized debt issuance cost	20
Convertible Debt before accrued interest payable	2,483
Add: Accrued interest payable	10
Convertible Debt	$ 2,493